Inventories, net (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Inventory Disclosure [Abstract]
Raw materials	$ 112,246	¥ 788,957	¥ 1,539,710
Finished goods	638	4,483	76,899
Total	112,884	793,440	1,616,609
Less: Inventory allowance	(96,132)	(675,697)	(850,926)
Inventories, net	$ 16,752	¥ 117,743	¥ 765,683